PROFIT FUNDS INVESTMENT TRUST
                                PROFIT VALUE FUND

                          ANNUAL REPORT TO SHAREHOLDERS
                     FOR THE PERIOD ENDED SEPTEMBER 30, 1997

LETTER TO SHAREHOLDERS                                         PROFIT VALUE FUND
September 30, 1997

Dear Profit Value Fund Shareholder:

   It is always a pleasure to report on success, and the year 1997 brought numerous successes for The Profit Value Fund. In its initial year of operation, the Profit Value Fund performed competitively, gained many new investors, and ended the year as one of the fastest growing mutual funds managed by an African American-owned firm.

   For the fiscal year ended September 30, 1997, the Profit Value Fund closed at a value of $12.88 per share for a total return of 28.80%, comparable with a 28.72% return for its benchmark, the Standard & Poor's 500 Composite Stock Index. The Fund's performance reflects the broad market strength over the fiscal year. The portfolio mix of blue chip stocks across several major industries allowed the Fund to benefit from the rising equity markets while limiting the downside movement during the brief declines experienced during the fiscal year.

   During the Fund's fiscal year, strength in the broad market continued to attract mutual fund inflows. Advances in the equity market were led by the performance of the larger, more liquid issues with stable earnings. The question whether another Federal Reserve tightening will come in November remains open, however we do not at this point believe a major change in Fed policy is imminent. We remain convinced that over the near term there are no serious threats to the positive investment environment of low inflation, expanding corporate profitability, and increased efficiencies, but we will remain vigilant for unexpected shocks to the current economy.

   While we are pleased with the Fund's performance in the fiscal year just ended, we understand that the market strength shown in 1995, 1996, and 1997 might be temporary in nature, and the market should not be expected to provide this type of strong upward momentum on a regular basis. Therefore, we continue to supervise the management of the Fund's assets in a prudent and cautious manner, seeking relative value growth that is not dependent upon an excessive upward market trend.

   We urge shareholders to take a similar approach. That is, invest for the long run, avoid the temptation to "time" your investment based on market predictions, and diversify among stocks, bonds, and mutual funds based on your individual needs and time horizons. Finally, invest on a consistent basis, regardless of whether the markets are up or down.

   Regardless of the direction the markets take in the coming year, we believe that The Profit Value Fund will continue to offer a valuable alternative for individual and institutional investors. We would like to take this opportunity to thank you, our valued and growing family of shareholders, for your continued support of and confidence in The Profit Value Fund. We look forward to serving your investment needs in the years to come.

   Sincerely,



   /S/ SIGNATURE
   Eugene A. Profit
   President

                          PROFIT FUNDS INVESTMENT TRUST
                                PERFORMANCE CHART

                                  [LINE GRAPH]

                    THE PROFIT VALUE FUND VS. S&P 500 INDEX
                         NOVEMBER 1996 - SEPTEMBER 1997

          PROFIT VALUE FUND       S&P 500 INDEX
11/30/96       10,000                10,000
12/31/96       10,020                 9,802
1/31/97        10,264                10,414
2/28/97        10,450                10,496
3/31/97        10,205                10,065
4/30/97        10,431                10,666
5/31/97        11,096                11,315
6/30/97        11,399                11,821
7/31/97        12,466                12,762
8/31/97        12,035                12,047
9/30/97        12,603                12,707

TOTAL                       SINCE
RETURN                   NOV. 15, 1996
------------------------------------
                           28.80%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

REPORT OF INDEPENDENT ACCOUNTANTS                              PROFIT VALUE FUND
September 30, 1997

To the Shareholders and Board of Trustees of Profit Funds Investment Trust.:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Profit Funds Investment Trust, Profit Value Fund as of September 30, 1997, and the related statements of operations, changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1997 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Profit Funds Investment Trust, Profit Value Fund as of September 30, 1997, and the results of its operations, changes in its net assets, and its financial highlights for the period then ended in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.


2400 Eleven Penn Center
Philadelphia, Pennsylvania
November 15, 1997

                                PROFIT VALUE FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 1997

PROFIT                                           Market
VALUE FUND                           Shares       Value
--------------------------------------------------------
COMMON STOCK (94.9%)
AEROSPACE & DEFENSE (3.4%)
   Raytheon                           1,160  $   68,585
                                             ----------
AUTOMOTIVE (4.7%)
   General Motors                     1,395      93,378
                                             ----------
BANKS (6.5%)
   First Chicago                      1,025      77,131
   J.P. Morgan                          475      53,972
                                             ----------
                                                131,103
                                             ----------
CHEMICALS (3.1%)
   E.I. du Pont de Nemours            1,000      61,562
                                             ----------
COMPUTERS & SERVICES (3.8%)
   Harris                             1,630      74,572
   NCR*                                  32       1,118
                                             ----------
                                                 75,690
                                             ----------
ELECTRICAL UTILITIES (5.8%)
   American Electric Power            1,350      61,425
   Southern                           2,460      55,504
                                             ----------
                                                116,929
                                             ----------
FOOD, BEVERAGE & TOBACCO (2.5%)
   Philip Morris                      1,230      51,122
                                             ----------
INSURANCE (7.4%)
   American General                   1,375      71,328
   Cigna                                415      77,294
                                             ----------
                                                148,622
                                             ----------
MANUFACTURING (4.3%)
   Minnesota Mining & Manufacturing     940      86,950
                                             ----------
PAPER & PAPER PRODUCTS (8.4%)
   International Paper                1,760      96,910
   Weyerhaeuser                       1,205      71,547
                                             ----------
                                                168,457
                                             ----------
PETROLEUM & FUEL PRODUCTS (3.6%)
   Atlantic Richfield                   850      72,622
                                             ----------
PETROLEUM REFINING (15.9%)
   Amoco                                705      67,944
   Chevron                            1,190      98,993
   Exxon                              1,520      97,375
   Texaco                               900      55,294
                                             ----------
                                                319,606
                                             ----------
RAILROADS (3.2%)
   Norfolk Southern                     615      63,499
                                             ----------

                                      Shares/
                                       Face      Market
                                   Amount (000)   Value
--------------------------------------------------------
RETAIL (11.4%)
   May Department Stores              1,195  $   65,127
   The Limited                        3,065      74,901
   Wal-Mart Stores                    2,460      90,098
                                             ----------
                                                230,126
                                             ----------
RUBBER & PLASTIC (3.2%)
   Dow Chemical                         720      65,295
                                             ----------
SEMI-CONDUCTORS/INSTRUMENTS (3.8%)
   AMP                                1,440      77,130
                                             ----------
TELEPHONES & TELECOMMUNICATION (3.9%)
   AT&T                               1,775      78,655
                                             ----------
TOTAL COMMON STOCK
   (Cost $1,607,371)                          1,909,331
                                             ----------

CASH EQUIVALENT (0.9%)
   Corestates Liquidity Fund
     (Cost $18,944)                      18      18,944
                                             ----------


TRI-PARTY REPURCHASE AGREEMENT (4.2%)
   Lehman Brothers
     5.32%, dated 09/30/97, matures
     10/01/97, repurchase price
     $84,332 (collateralized by
     U.S. Treasury Bond, par value
     $68,712, 10.00%, due 05/15/10,
     market value $86,857)
     (Cost $84,319)                     $84      84,319
                                             ----------
TOTAL INVESTMENTS (100.0%)
   (Cost $1,710,634)                          2,012,594
                                             ==========

*NON-INCOME PRODUCING SECURITY

    The accompanying notes are an integral part of the financial statements.

                                PROFIT VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                               September 30, 1997

ASSETS:
   Investment securities at market value (cost basis $1,710,634)*.............................       $2,012,594
   Receivables:
     Dividends and interest....................................................................           3,471
     Fund shares sold..........................................................................             150
     Reimburseable expenses due from manager...................................................          68,963
   Other assets................................................................................           6,825
   Deferred organizational costs...............................................................          96,774
                                                                                                     ----------
     TOTAL ASSETS.............................................................................        2,188,777
                                                                                                     ----------
LIABILITIES:
   Accrued expenses payable....................................................................          45,723
   Due to administrator for organizational expenses paid.......................................         118,301
   Payable for fund shares redeemed............................................................          14,977
                                                                                                     ----------
     TOTAL LIABILITIES .......................................................................          179,001
                                                                                                     ----------
NET ASSETS:
   Fund shares (unlimited authorization - no par
     value) based on 156,052 shares outstanding...............................................        1,688,119
   Undistributed net investment income.........................................................          11,364
   Accumulated net realized gain on investments................................................           8,333
   Net unrealized appreciation of investments ................................................          301,960
                                                                                                     ----------
     TOTAL NET ASSETS ........................................................................       $2,009,776
                                                                                                     ==========
NET ASSET VALUE PER SHARE ....................................................................       $    12.88
                                                                                                     ==========

*Also cost for Federal Income Tax purposes

    The accompanying notes are an integral part of the financial statements.

                                PROFIT VALUE FUND
                             STATEMENT OF OPERATIONS
             For the period November 15, 1996 to September 30, 1997

INVESTMENT INCOME:
   Dividend income............................................................................         $ 27,034
   Interest income............................................................................            2,873
                                                                                                       --------
     Total investment income..................................................................           29,907
                                                                                                       --------
EXPENSES:
   Investment advisory fees ..................................................................           11,880
   Less: Waiver of investment advisory fees...................................................          (11,880)
   Administration fees .......................................................................           56,317
   Less: Waiver of administration fees .......................................................          (18,405)
   Professional fees .........................................................................           23,140
   Transfer Agency fees ......................................................................           25,421
   Pricing fees ..............................................................................            1,754
   Printing expenses..........................................................................            5,248
   Custody fees...............................................................................            2,507
   Registration fees .........................................................................           16,640
   Organization expense ......................................................................           20,620
   Trustee fees ..............................................................................           10,522
   Insurance expense .........................................................................            2,315
   Miscellaneous expense.......................................................................             643
                                                                                                       --------
   Total expenses before reimbursement .......................................................          146,722
   Less: Reimbursement of expenses by manager.................................................         (128,179)
                                                                                                       --------
     Total expenses, net of reimbursement ....................................................           18,543
                                                                                                       --------
NET INVESTMENT INCOME ........................................................................           11,364
                                                                                                       --------
   Net realized gain from securities sold ....................................................            8,333
   Net change in unrealized appreciation on investments ......................................          301,960
                                                                                                       --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..............................................          310,293
                                                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............................................         $321,657
                                                                                                       ========

The accompanying notes are an integral part of the financial statements.

                                PROFIT VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS
             For the period November 15, 1996 to September 30, 1997

OPERATIONS:
   Net investment income......................................................................        $  11,364
   Net realized gain from investments sold.....................................................           8,333
   Net change in unrealized appreciation on investments........................................         301,960
                                                                                                     ----------
     Net increase in net assets resulting from operations.....................................          321,657
                                                                                                     ----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued................................................................        1,674,905
   Cost of shares repurchased..................................................................         (86,786)
                                                                                                     ----------
     Increase in net assets derived from capital share transactions...........................        1,588,119
                                                                                                     ----------
     Total increase in net assets.............................................................        1,909,776
                                                                                                     ----------
NET ASSETS:
   Beginning of period .......................................................................          100,000
                                                                                                     ----------
   End of period..............................................................................       $2,009,776
                                                                                                     ==========
CAPITAL SHARE TRANSACTIONS:
   Shares issued..............................................................................          153,642
   Shares repurchased..........................................................................          (7,590)
                                                                                                     ----------
     Net capital share activity...............................................................          146,052
                                                                                                     ==========

The accompanying notes are an integral part of the financial statements.

                                PROFIT VALUE FUND
                              FINANCIAL HIGHLIGHTS
             For the period November 15, 1996 to September 30, 1997

                  For a Share Outstanding Throughout the Period

                                                                                                        Ratio
                                   Net                                                   Ratio       of Expenses
          Net                 Realized and     Net                                       of Net       to Average
         Asset                 Unrealized     Asset               Net        Ratio     Investment     Net Assets
         Value        Net       Gains or      Value              Assets   of Expenses    Income       (Excluding
       Beginning  Investment  (Losses) on      End     Total      End     to Average   to Average    Waivers and
       of Period    Income    Investments   of Period  Return  of Period  Net Assets   Net Assets   Reimbursements)
       ---------  ----------  ------------  ---------  ------  ---------  -----------  ----------   ---------------
1997(1) $10.00      $0.07        $2.81       $12.88   28.80%(3) $2,009,776    1.95%        1.19%          18.57%


             Ratio
             of Net
           Investment
         Income (Loss)
          to Average
          Net Assets
          (Excluding     Portfolio   Average
          Waivers and     Turnover Commission
        Reimbursements)     Rate     Rate (2)
        ---------------  --------- ----------
1997(1)     (15.43)%         9.59%   $0.0600

All amounts have been annualized unless otherwise noted.
(1) The Fund commenced operations on November 15, 1996.
(2) Average commission rate paid per share for security purchases and sales during the period.
(3) Total return has not been annualized.

The accompanying notes are an integral part of the financial statements.

                                PROFIT VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997

1.  ORGANIZATION:
The Profit Funds Investment Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated June 14, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with two portfolios: the Profit Value Fund (formerly the Profit Lomax Value Fund) (the "Fund") and the Profit Institutional Equity Fund (formerly the Profit Lomax Institutional Equity Fund). As of September 30, 1997, the Profit Institutional Equity Fund had not commenced operations. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The assets of the Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day. If there is no such reported sale, these securities, and unlisted securities for which market quotations are readily available, are valued at the most recently quoted bid price.

     Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity may be valued either at the most recently quoted bid price or at their amortized cost.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Dividend income is recognized on ex-dividend date, and interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. The cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the applicable holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes is required.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the repurchase agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated each business day. In general, it is completed by dividing the assets of the Fund, less its liabilities, by the number of outstanding shares of the Fund.

     OTHER -- Distributions from net investment income for the Fund are declared and paid annually to shareholders. Any net realized capital gains are distributed to shareholders at least annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT ADVISORY AGREEMENT:
The Fund has an agreement with Investor Resources Group, Inc. (the "Manager"), to provide general investment advisory services to the Fund and to manage the Fund's business affairs. The agreement requires the Fund to pay the Manager a monthly fee at the annual rate of 1.25% of the Fund's average daily net assets. The Manager currently intends to waive its fee and reimburse the Fund for expenses incurred to the extent necessary to enable the Fund to maintain total operating expenses at a maximum level of 1.95% per annum of the Fund's average daily net assets. The waiver and reimbursement are voluntary and may be discontinued at any time.

The Manager retained the Edgar Lomax Company ("Edgar Lomax"), to serve as subadviser to the Fund through 10/31/97. For its services, the Manager paid Edgar Lomax a fee at the annual rate of 0.50% of the Fund's average daily net assets.

Effective 11/1/97, the Manager assumed full responsibility for Investment Advisory Services.

CoreStates Bank, N.A., acts as Custodian for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold in the Fund.

4.  ADMINISTRATION AGREEMENTS:
The Fund has entered into a Fund Accounting and Administration Agreement with SEI Fund Resources (SEI). For its services, the Fund pays SEI a fee equal on an annual basis to the greater of (i) 0.15% of the average daily net assets on the first $50 million of the Fund, 0.125% of the average daily net assets on the next $50 million, and 0.10% of the average daily net assets on all assets over $100 million, or (ii) $65,000. Effective 12/1/97, Fund Accounting and Administration will be provided by Countrywide Investments, Inc.

The Fund has retained State Street Bank and Trust Company as its Transfer Agent. Boston Financial Data Services, Inc., serves as the Fund's dividend disbursing agent and shareholder service agent. BFDS is a subsidiary of State Street Bank and Trust Company.

5. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:
Organizational costs have been capitalized by the Fund and are being amortized on a straight line basis over a maximum of sixty months following commencement of operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational cost in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Fund are also officers of the Manager or the current Administrator. Such officers are paid no fees by the Fund for serving as officers of the Fund.

6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, excluding short-term investments, for the year ended September 30, 1997 were as follows:

                                PURCHASES       SALES
                                ---------     --------
Profit
  Value Fund                   $1,701,387      $102,349

The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at September 30, 1997 was as follows:

                                             NET UNREALIZED
                                              APPRECIATION
                 APPRECIATION  DEPRECIATION  (DEPRECIATION)
                 ------------  ------------  --------------
Profit
  Value Fund       $301,960        $--          $301,960

                                PROFIT VALUE FUND
                             NOTICE TO SHAREHOLDERS
                               September 30, 1997

                                   (UNAUDITED)

FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.

Dear Profit Fund Shareholders:
     For the fiscal year ended September 30, 1997, each portfolio is designating long-term capital gains, qualifying dividends and exempt income with regard to distributions paid during the year as follows:

                                      (A)           (B)
                                   LONG TERM     ORDINARY         (C)                         (E)
                                 CAPITAL GAINS    INCOME         TOTAL           (D)          TAX          (F)
                                 DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS   QUALIFYING     EXEMPT       FOREIGN
PORTFOLIO                         (TAX BASIS)   (TAX BASIS)   (TAX BASIS)   DIVIDENDS(1)   INTEREST    TAX CREDIT
---------                        ------------- ------------- -------------  ------------   ---------   ----------
Profit Value Fund                       0%            0%            0%           75%           0%           0%

Please consult your tax adviser for proper treatment of this information.
----------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.
* ITEMS (A) AND (B) ARE BASED ON A PERCENTAGE OF THE PORTFOLIO'S TOTAL DISTRIBUTIONS.
** ITEMS (D), (E) AND (F) ARE BASED ON A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS OF THE PORTFOLIO.